Form 13F Cover Page

Filing for Quarter-Ending:     December 31, 2004

Check here if Amendment:       ( )
Amendment Number:
This Amendment:                ( ) is a reinstatement
                               ( ) adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                          Croft-Leominster, Inc.
Address:                       300 Water Street, 4th floor
                               Baltimore, MD  21202

Form 13-F File Number:         28-03999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                          Carla Prescimone
Title:                         Assistant Vice President
Phone:                         410-576-0100

Signature, Place, and Date of Signing:

                               Baltimore, Maryland
--------------------------------------------------------------------------------
Signature                      City, State                           Date

Report Type (Check only one):

(X) 13F Holdings Report        Check here if all holdings of this reporting
                               manager are reported in this report.

( ) 13F Notice                 Check here if no holdings reported are in this
                               report, and all holdings are reported by other reporting manager(s).

( ) 13F Combination Report     Check here if a portion of the holdings for this
                               reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                               Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                       none

Form 13F Information Table Entry Total:                  130

Form 13F Information Table Value Total:                $307.70
                                                     (thousands)

*NOTE: Unless Otherwise Indicated

ITEM 6: Investment Discretion:            SOLE
ITEM 7: Voting Authority:                 NONE

               SECURITY NAME          TITLE OF CLASS          CUSIP           MARKET VALUE         QUANITY
               -------------          --------------          -----           ------------         -------
AGCO Corporation                           COM              001084102           $  5.8210            265,922
Abbott Laboratories                        COM              002824100           $  1.9140             41,030
Aberden Asia-Pacific Prime Inc             COM              003009107           $  0.0868             13,400
Aetna Inc                                  COM              00817Y108           $  1.9592             15,705
Aleris International                       COM              014477103           $  0.6376             37,682
Alliance World Dollar Gvt II               COM              01879R106           $  0.2662             21,500
Altria Group Inc.,                         COM              02209S103           $  0.2215              3,625
Ameren Corporation                         COM              023608102           $  0.9259             18,466
Amgen Inc.                                 COM              031162100           $  0.8429             13,139
Asia Tigers Fund Inc                       COM              04516T105           $  0.2219             19,125
Bank of America Corp                       COM              060505104           $  4.9211            104,727
Beckman Coulter, Inc.                      COM              075811109           $  0.4706              7,025
Berkshire Hathaway - CL A                  CL A             084670108           $  0.7911                  9
Berkshire Hathaway - CL B                  CL B             084670207           $  7.7951              2,655
Biomet Inc                                 COM              090613100           $  1.0795             24,880
Bradley Pharmacueticals, Inc.              COM              104576103           $  0.2557             13,181
Bristol West Holdings, Inc.                COM              11037M105           $  1.7819             89,094
Cablevision Systems -NY Grp A            CL A NY            12686C109           $  7.6261            306,271
Cadbury Schweppes PLC - Sp ADR             ADR              127209302           $  0.4241             11,250
Capital One Financial Corp                 COM              14040H105           $  1.3005             15,443
Caterpillar Inc                            COM              149123101           $  0.2121              2,175
Cendant Corp                               COM              151313103           $  5.6814            243,002
CenterPoint Energy Inc.                    COM              15189T107           $  2.0702            183,205
CenturyTel, Inc.                           COM              156700106           $  0.9295             26,205
Citigroup, Inc.                            COM              172967101           $  8.7114            180,809
Citizens Communications Compan             COM              17453B101           $  0.2885             20,920
Constellation Energy Group                 COM              210371100           $  0.2356              5,390
Covance Inc.                               COM              222816100           $  0.6588             17,000
Danielson Holding Corp                     COM              236274106           $  0.1268             15,000
Dillard's, Inc.                            CL A             254067101           $  2.1149             78,709
Dominion Resources Inc VA                  COM              25746U109           $  0.6950             10,260
Dover Corp                                 COM              260003108           $  0.6794             16,200
Duke Energy Corp                           COM              264399106           $  0.9394             37,085
Eaton Corp                                 COM              278058102           $  4.3460             60,061
Edwards Lifesciences Corporati             COM              28716E108           $  2.2812             55,289
Enerplus Resources Fund               UNIT TR G NEW         29274D604           $  0.3522              9,700
Enterprise Products Partners L             COM              293792107           $  0.4417             17,081
ESCO Technologies Inc.                     COM              296315104           $  1.2841             16,753
Exxon Mobil Corp                           COM              30231g102           $  0.2390              4,663
FMC Corp                                 COM NEW            302491303           $  3.4596             71,628
Fairmont Hotels & Resorts                  COM              305204109           $  0.4521             13,052
Fidelity National Financial, I             COM              316326107           $  0.6172             13,515
First Aviation Services, Inc.              COM              31865W108           $  0.0454             10,792
Fluor Corp                                 COM              343412102           $  7.3998            135,752
Franklin Resources Inc                     COM              354613101           $  2.7363             39,287

General Electric Co                        COM              369604103           $  5.4916            150,456
Genworth Financial Inc.                    COM              37247D106           $  0.4050             15,000
Goldman Sachs Group Inc                    COM              38141g104           $  0.7392              7,105
HCA Inc.                                   COM              404119109           $  1.5350             38,413
Hartford Financial Services Gr             COM              416515104           $  1.0900             15,726
Hilton Hotels Corp                         COM              432848109           $  0.3636             15,990
Honeywell Intl Inc                         COM              438516106           $  7.1963            203,229
ITT Corp (New)                             COM              450911102           $  0.2221              2,630
Illumnina, Inc.                            COM              452327109           $  0.1176             12,400
Inco Ltd                                   COM              453258402           $  1.6399             44,588
Ingersoll-Rand                             COM              456866102           $  2.8661             35,692
Insured Municipal Income Fund              COM              45809F104           $  0.2141             16,100
Int'l Business Machines Corp.              COM              459200101           $  0.6120              6,208
Invitrogen Corporation                     COM              46185R100           $  1.4871             22,153
Johnson & Johnson                          COM              478160104           $  1.5465             24,385
Kansas City Southern                     COM NEW            485170302           $  0.5673             31,997
Liberty Media Corp                      COM SER A           530718105           $ 14.3733          1,309,040
Liberty Media Int'l, Inc.                  COM              530719103           $  2.4499             52,993
Lincoln National Corp                      COM              534187109           $  2.8040             60,068
Lloyds TSB Group plc                  SPONSORED ADR         539439109           $  1.1326             30,785
Lowe's Companies                           COM              548661107           $  7.5223            130,619
MEMC Electronic Materials, Inc             COM              552715104           $  2.3132            174,580
Markel Corporation                         COM              570535104           $  1.2401              3,407
Masco Corp.                                COM              574599106           $  3.1284             85,639
Massey Energy Company                      COM              576206106           $  0.3478              9,950
McDonald's Corp.                           COM              580135101           $  2.5016             78,030
Merck & Co                                 COM              589331107           $  0.5905             18,374
Meristar Hospitality                       COM              58984Y103           $  3.9593            474,165
Microsoft Corp.                            COM              594918104           $  2.7492            102,890
Mills Corp                                 COM              601148109           $  3.4131             53,530
Morgan Stanley                           COM NEW            617446448           $  0.3437              6,190
Morg Stan Asia-Pacific FD NR               COM              61744U106           $  0.1670             13,035
Morgan Stanley Inc. Opportunit        MUN INCOME III        61745P437           $  0.1843             22,100
MuniVest Fund, Inc                         COM              626295109           $  0.1116             11,800
Neenah Paper, Inc.                         COM              640079109           $  1.6492             50,590
Nexen Inc.                                 COM              65334H102           $  4.9728            122,332
Nobel Learning Communities, In             COM              654889104           $  0.0872             11,500
Nuveen Dividend Adv Muni Fund         COM SH BEN INT        67070F100           $  0.2037             13,000
Officemax Inc.                             COM              67622P101           $  3.8635            123,120
PG&E Corp                                  COM              69331C108           $  1.0497             31,540
Packaging Corp of America                  COM              695156109           $  0.4610             19,575
Pactiv Corp                                COM              695257105           $  0.5164             20,420
Pentair, Inc                               COM              709631105           $  5.3292            122,342
PerkinElmer, Inc.                          COM              714046109           $  1.8450             82,035
Pfizer Inc                                 COM              717081103           $  3.8056            141,525
Pharmaceutical Product Develop             COM              717124101           $  3.6425             88,217
PolyOne Corp                               COM              73179P106           $  2.9920            330,245
Premcor Inc.                               COM              74045q104           $  2.7127             64,327
T.Rowe Price Group Inc.                    COM              74144T108           $  1.9074             30,665
Procter & Gamble                           COM              742718109           $  1.2391             22,497
Prudential Financial Inc.                  COM              744320102           $ 10.0821            183,445
Pulitzer Co. Inc.                          COM              745769109           $  0.3227              4,976

Putnam Municipal Bond Fund              SH BEN INT          74683V100           $  0.2166             16,965
Quanta Services, Inc                       COM              74762E102           $  2.0730            259,120
The St. Joe Company                        COM              790148100           $  0.2119              3,300
St. Paul Travelers Cos. Inc.               COM              792860108           $  5.9919            161,638
Salomon Bros Worldwide Income              COM              79548T109           $  0.3370             19,400
Sears Roebuck & Co                         COM              812387108           $  2.0116             39,420
Sempra Energy                              COM              816851109           $  0.6006             16,375
Shaw Group Inc.                            COM              820280105           $  0.6210             34,788
Smurfit-Stone Container Corp               COM              832727101           $  4.1454            221,919
Templeton Emerging Mkts Inc Fd             COM              880192109           $  0.2905             21,115
Tenet Healthcare Corporation               COM              88033G100           $  0.3491             31,795
Terex Corporation                          COM              880779103           $  7.6514            160,576
Textron Inc                                COM              883203101           $  2.7210             36,870
Thermo Electron Corp                       COM              883556102           $  1.1421             37,830
Time Warner                                COM              887317105           $ 10.2413            526,545
Town & Country Trust                    SH BEN INT          892081100           $  0.2149              7,778
Toys 'R' Us, Inc.                          COM              892335100           $  2.0497            100,131
3M Co.                                     COM              88579Y101           $  0.2122              2,585
Triarc Companies, Inc.                     CL A             895927101           $  1.6403            126,175
Tribune Co                                 COM              896047107           $  1.1229             26,647
Tyco International Ltd                     COM              902124106           $ 19.2950            539,871
United Parcel Svc Inc. CL B                COM              911312106           $  4.0105             46,928
UnitedGlobalCom, Inc. Cl A                 CL A             913247508           $  0.1337             13,844
Van Kampen Merr Value Mun Tr               COM              921132106           $  0.1897             13,740
Varian Inc.                                COM              922206107           $  0.6698             16,332
Varian Medical Systems, Inc.               COM              92220P105           $  0.7843             18,138
Viacom Inc. - Cl B                         CL B             925524308           $  6.1809            169,852
Washington Mutual, Inc.                    COM              939322103           $  0.7739             18,305
Wells Fargo & Co.                          COM              949746101           $  0.3611              5,810
Williams Cos Inc.                          COM              969457100           $  8.4186            516,794
Wyeth                                      COM              983024100           $  4.9480            116,177
Ace Ltd                                    ORD              G0070K103           $  7.2399            169,354
PartnerRe Ltd                              COM              G6852T105           $  2.4048             38,824

                                                                                $307.7021        $10,584,221